Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	SENSTAR TECHNOLOGIES CORPORATION
Trading Symbol	SNT
Entity Central Index Key	0001993727
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	23,331,653
Entity Well-known Seasoned Issuer	No
Entity File Number	001-41980
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Address Line One	119 John Cavanaugh Drive
Entity Address, City or Town	Ottawa
Entity Address, Postal Zip Code	K0A 1L0
Entity Address, Country	CA
Entity Incorporation State Country Code	A6
Title of 12(b) Security	Common Shares
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young LLP
Auditor Location	Waterloo, Canada
Auditor Firm ID	1281
Auditor Opinion [Text Block]
Opinion on the consolidated financial statements

We have audited the accompanying consolidated balance sheet of Senstar Technologies Corporation and its Subsidiaries [the “Company”] as of December 31, 2025, the related consolidated statements of operations, comprehensive income, shareholders’ equity and cash flows for the year ended December 31, 2025, and the related notes [collectively referred to as the “consolidated financial statements”]. In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Document Financial Statement Error Correction [Flag]	false
Amendment Description	EXPLANATORY NOTE Senstar Technologies Corporation (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (“Amendment No. 1”) to amend its Annual Report for the fiscal year ended December 31, 2025, as originally filed with the Securities and Exchange Commission on May 4, 2026 (the “Original Form 20-F”) solely to correct typos on the Opinion of EY, our auditors, the date of the opinion, from May 1, 2026 to April 23, 2025, and change “We have served as the Company’s auditor from 1984 to 2024" to 2025. This Amendment with respect to the Company’s Form S-8 (No. 333-282348) speaks as of the filing date of the Original Form 20-F. No revisions are being made to the Company’s financial statements or any other disclosure contained in the Original Form 20-F. This Amendment does not otherwise update any exhibits as originally filed or previously amended. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). Other than as required to reflect the amendment discussed above, this Amendment does not, and does not purport to, amend, update or restate any other information in the Original Form 20-F, or reflect any events that have occurred after the filing of the Original Form 20-F.
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alicia Kelly
Entity Address, Address Line One	119 John Cavanaugh Drive
Entity Address, City or Town	Ottawa
Entity Address, Postal Zip Code	K0A 1L0
Entity Address, Country	CA
City Area Code	1
Local Phone Number	613-839-5572